AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 2011
File Nos. 333-57017 and 811-08821

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO. __(   )

POST-EFFECTIVE AMENDMENT NO. 49 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940 (X)

AMENDMENT NO. 50  (X)

RYDEX VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of Principal Executive Offices, Zip Code)

(301)296-5100
(Registrant’s Telephone Number, including Area Code )

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
 (Name and Address of Agent for Service)

Copies to:

Richard M. Goldman
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850

and

W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C.  20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 49 relates to each series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 49 to Registration Statement No. 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 20th day of May, 2011.

Rydex Variable Trust

                      *
Richard M. Goldman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 49 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Member of the Board of Trustees	20-May-11
Richard M. Goldman

*	Member of the Board of Trustees	20-May-11
J.Kenneth Dalton

*	Member of the Board of Trustees	20-May-11
John O. Demaret

*	Member of the Board of Trustees	20-May-11
Patrick T. McCarville

*	Member of the Board of Trustees	20-May-11
Roger Somers

*	Member of the Board of Trustees	20-May-11
Corey A. Colehour

*	Member of the Board of Trustees	20-May-11
Werner E. Keller

*	Member of the Board of Trustees	20-May-11
Thomas F. Lydon

/s/ Nick Bonos	Vice President and Treasurer	20-May-11
Nick Bonos

* /s/ Nick Bonos
Nick Bonos

* Attorney-in-Fact, pursuant to Power of Attorney

Exhibit Index

Exhibit Number                Description

EX-101.INS                                      XBRL Instance Document

EX-101.SCH                                    XBRL Taxonomy Extension Schema Document

EX-101.CAL                                    XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                    XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                   XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                    XBRL Taxomony Extension Presentation Linkbase